Related parties - Liabilities (Details) - MXN ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Banco Santander, S.A. (Spain)
Related parties
Other liabilities		$ 1,733
Isban Mexico, S.A. de C.V.
Related parties
Other liabilities	$ 184	188
Produban Servicios Informaticos Generales, S.L.
Related parties
Other liabilities	409	352
Santander Back-Offices Globales Mayoristas, S.A.
Related parties
Other liabilities	18	10
Ingenieria de Software Bancario, S.L.
Related parties
Other liabilities	75	19
Other related parties
Related parties
Other liabilities	4	18
Trading derivatives | Banco Santander, S.A. (Spain)
Related parties
Financial liabilities held for trading	43,827	58,537
Trading derivatives | Banco Santander International
Related parties
Financial liabilities held for trading	25	64
Trading derivatives | Abbey National Treasury Services plc
Related parties
Financial liabilities held for trading	75	1,659
Trading derivatives | Other related parties
Related parties
Financial liabilities held for trading		2
Short positions | Casa de Bolsa Santander, S.A. de C.V., Grupo Financiero Santander Mexico
Related parties
Financial liabilities held for trading	5,002	2,646
Short positions | Other related parties
Related parties
Financial liabilities held for trading	5
Customer deposits - Repurchase agreements | Casa de Bolsa Santander, S.A. de C.V., Grupo Financiero Santander Mexico
Related parties
Other financial liabilities at fair value through profit or loss	19,333	22,162
Customer deposits - Repurchase agreements | Banco S3 Mexico, SA, Institucion de Banca Multiple
Related parties
Other financial liabilities at fair value through profit or loss	1,651
Customer deposits - Repurchase agreements | Grupo Financiero Santander Mexico, S.A.B. de C.V.
Related parties
Other financial liabilities at fair value through profit or loss	71
Deposits - Credit institutions | Banco Santander, S.A. (Spain)
Related parties
Financial liabilities at amortised cost	32,559	33,209
Deposits - Credit institutions | Operadora de Carteras Gamma, S.A.P.I. de C.V.
Related parties
Financial liabilities at amortised cost	145
Deposits - Credit institutions | Other related parties
Related parties
Financial liabilities at amortised cost		18
Deposits - Customers | SAM Asset Management, S.A. de C.V., Sociedad Operadora de Fondos de Inversion
Related parties
Financial liabilities at amortised cost		683
Deposits - Customers | Casa de Bolsa Santander, S.A. de C.V., Grupo Financiero Santander Mexico
Related parties
Financial liabilities at amortised cost	515	653
Deposits - Customers | Grupo Financiero Santander Mexico, S.A.B. de C.V.
Related parties
Financial liabilities at amortised cost	176	193
Deposits - Customers | Santander Global Facilities, S.A. de C.V.
Related parties
Financial liabilities at amortised cost	620	426
Deposits - Customers | Servicios de Cobranza, Recuperacion y Seguimiento, S.A. de C.V.
Related parties
Financial liabilities at amortised cost	179	153
Deposits - Customers | Produban Servicios Informaticos Generales, S.L.
Related parties
Financial liabilities at amortised cost	406	51
Deposits - Customers | Grupo Alcanza
Related parties
Financial liabilities at amortised cost		138
Deposits - Customers | Santander Capital Structuring S.A. de C.V.
Related parties
Financial liabilities at amortised cost	186
Deposits - Customers | Other related parties
Related parties
Financial liabilities at amortised cost	234	1,072
Deposits - Customers | Key management personnel
Related parties
Financial liabilities at amortised cost	52	822
Marketable debt securities | Banco Santander, S.A. (Spain)
Related parties
Financial liabilities at amortised cost	1,182	1,016
Marketable debt securities | Other related parties
Related parties
Financial liabilities at amortised cost	15	28
Other financial liabilities | Banco Santander, S.A. (Spain)
Related parties
Financial liabilities at amortised cost	1,366	3
Other financial liabilities | Casa de Bolsa Santander, S.A. de C.V., Grupo Financiero Santander Mexico
Related parties
Financial liabilities at amortised cost	59	360
Other financial liabilities | Santander Investment Securities Inc.
Related parties
Financial liabilities at amortised cost		48
Other financial liabilities | Santander Global Facilities, S.A. de C.V.
Related parties
Financial liabilities at amortised cost		45
Other financial liabilities | Other related parties
Related parties
Financial liabilities at amortised cost	$ 66	$ 43